Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0001762301
Registrant Name	FIVERR INTERNATIONAL LTD.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES